Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Cash and cash equivalents	$ 198,874	$ 200,000
Restricted cash	975,950	0
Total assets	1,174,824	200,000
LIABILITIES & STOCKHOLDER'S EQUITY
Accrued expenses	34,062	0
Escrowed investor proceeds	975,950	0
Total liabilities	1,010,012	0
Commitments and contingencies
STOCKHOLDER'S EQUITY
Preferred stock, $.01 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $.01 par value; 490,000,000 shares authorized, 20,000 shares issued and outstanding	200	200
Capital in excess of par value	199,800	199,800
Accumulated deficit	(35,188)	0
Total stockholder's equity	164,812	200,000
Total liabilities and stockholder's equity	$ 1,174,824	$ 200,000